Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
(2)	Loans and Allowance for Loan Losses

The classification of loans at December 31, 2011 and 2010 is as follows:

	September 30,	September 30,
	In Thousands
	2011	2010

Mortgage loans on real estate:
Residential 1-4 family	$344,029	351,237
Multifamily	9,791	8,711
Commercial	410,837	347,381
Construction	166,460	176,842
Farmland	35,691	38,369
Second mortgages	14,711	15,373
Equity lines of credit	39,307	36,861

Total mortgage loans on real estate	1,020,826	974,774

Commercial loans	50,430	57,249

Agriculture loans	2,556	3,017

Consumer installment loans:
Personal	41,521	52,574
Credit cards	3,168	3,160

Total consumer installment loans	44,689	55,734

Other loans	6,788	5,841

	1,125,289	1,096,615

Net deferred loan fees	(2,031)	(1,347)

Total loans	1,123,258	1,095,268

Less: Allowance for loan losses	(24,525)	(22,177)

Loans, net	$1,098,733	1,073,091

At December 31, 2011, variable rate loans were $694,688,000 and fixed rate loans totaled $428,570,000. At December 31, 2010, variable rate and fixed rate loans totaled $661,584,000 and $433,684,000, respectively.

In the normal course of business, Wilson Bank has made loans at prevailing interest rates and terms to directors and executive officers of the Company and to their affiliates. The aggregate amount of these loans was $9,872,000 and $9,919,000 at December 31, 2011 and 2010, respectively. As of December 31, 2011, none of these loans were restructured, nor were any related party loans charged-off during the past three years nor did they involve more than the normal risk of collectibility or present other unfavorable features.

An analysis of the activity with respect to such loans to related parties is as follows:

	September 30,	September 30,
	In Thousands
	December 31,
	2011	2010

Balance, January 1	$9,919	12,305
New loans and renewals during the year	9,698	7,509
Repayments (including loans paid by renewal) during the year	(9,745)	(9,895)

Balance, December 31	$9,872	9,919

A director of the Company performs appraisals related to certain loan customers. Fees paid to the director for these services were $198,000 in 2011, $279,000 in 2010, and $359,000 in 2009.

A loan is considered impaired, in accordance with the impairment accounting guidance (FASB ASC 310-10-35-16), when based on current information and events, it is probable that the Company will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

The following table, present the Company’s impaired loans at December 31, 2011 and 2010:

	September 30,	September 30,	September 30,	September 30,	September 30,
	In Thousands
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

December 31, 2011

With no related allowance recorded:
Residential 1-4 family	$6,263	6,439	—	4,670	271
Multifamily	412	412	—	414	23
Commercial real estate	6,711	6,711	—	4,461	268
Construction	8,418	8,918	—	7,327	186
Farmland	—	—	—	1,366	—
Second mortgages	606	606	—	606	—
Equity lines of credit	—	—	—	93	—
Commercial	—	176	—	51	—
Agricultural	—	—	—	—	—

	$22,410	23,262	—	18,988	748

	September 30,	September 30,	September 30,	September 30,	September 30,
	In Thousands
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

December 31, 2011

With allowance recorded:
Residential 1-4 family	$5,310	5,310	1,053	7,361	262
Multifamily	—	—	—	—	—
Commercial real estate	16,971	16,971	3,744	15,826	673
Construction	8,215	8,215	2,228	12,250	137
Farmland	4,261	4,261	1,193	3,181	129
Second mortgages	316	316	41	199	10
Equity lines of credit	170	170	15	43	8
Commercial	849	849	754	928	32
Agricultural	—	—	—	—	—

	$36,092	36,092	9,028	39,788	1,251

Total:
Residential 1-4 family	$11,573	11,749	1,053	12,031	533
Multifamily	412	412	—	414	23
Commercial real estate	23,682	23,682	3,744	20,287	941
Construction	16,633	17,133	2,228	19,577	323
Farmland	4,261	4,261	1,193	4,547	129
Second mortgages	922	922	41	805	10
Equity lines of credit	170	170	15	136	8
Commercial	849	1,025	754	979	32
Agricultural	—	—	—	—	—

	$58,502	59,354	9,028	58,776	1,999

December 31, 2010

With no related allowance recorded:
Residential 1-4 family	$3,811	3,811	—	5,876	472
Multifamily	406	406	—	464	26
Commercial real estate	3,760	4,260	—	4,780	136
Construction	10,522	10,844	—	6,950	256
Farmland	—	—	—	1,790	—
Second mortgages	706	706	—	644	1
Equity lines of credit	—	—	—	601	—
Commercial	204	204	—	689	11
Agricultural	—	—	—	39	—

	$19,409	20,231	—	21,833	902

	September 30,	September 30,	September 30,	September 30,	September 30,
	In Thousands
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

December 31, 2010

With allowance recorded:
Residential 1-4 family	$7,818	7,890	1,275	9,890	351
Multifamily	—	—	—	—	—
Commercial real estate	18,686	18,686	3,816	15,027	347
Construction	8,546	8,914	1,782	8,426	392
Farmland	1,866	1,866	231	3,848	68
Second mortgages	164	164	15	337	—
Equity lines of credit	869	869	159	418	32
Commercial	910	910	670	569	25
Agricultural	155	155	25	39	10

	$39,014	39,454	7,973	38,554	1,225

Total
Residential 1-4 family	11,629	11,701	1,275	15,766	823
Multifamily	406	406	—	464	26
Commercial real estate	22,446	22,946	3,816	19,807	483
Construction	19,068	19,758	1,782	15,376	648
Farmland	1,866	1,866	231	5,638	68
Second mortgages	870	870	15	981	1
Equity lines of credit	869	869	159	1,019	32
Commercial	1,114	1,114	670	1,258	36
Agricultural	155	155	25	78	10

	$58,423	59,685	7,973	60,387	2,127

The following tables present the Company’s nonaccrual loans, credit quality indicators and past due loans as of December 31, 2011 and 2010.

Loans on Nonaccrual Status

	September 30,	September 30,
	In Thousands
	2011	2010

Residential 1-4 family	$2,256	3,611
Multifamily	—	—
Commercial real estate	4,995	7,465
Construction	14,378	7,850
Farmland	2,695	1,308
Second mortgages	606	770
Equity lines of credit	—	667
Commercial	35	490
Installment and other	—	—

Total	$24,965	22,161

Potential problem loans, which include nonperforming assets, amounted to approximately $67.3 million at December 31, 2011 compared to $63.2 million at December 31, 2010. Potential problem loans represent those loans with a well defined weakness and where information about possible credit problems of borrowers has caused management to have serious doubts about the borrower’s ability to comply with present repayment terms. This definition is believed to be substantially consistent with the standards established by the FDIC, the Company’s primary federal regulator, for loans classified as special mention, substandard, or doubtful, excluding the impact of nonperforming loans.

The following table presents our loan balances by primary loan classification and the amount classified within each risk rating category. Pass rated loans include all credits other than those included in special mention, substandard and doubtful which are defined as follows:

•

Special mention loans have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the Company’s credit position at some future date.

•

Substandard loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Assets so classified must have a well-defined weakness or weaknesses that jeopardize liquidation of the debt. Substandard loans are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

•

Doubtful loans have all the characteristics of substandard loans with the added characteristics that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. The Company considers all doubtful loans to be impaired and places the loans on nonaccrual status.

Credit Quality Indicators

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	In Thousands
	Residential		Commercial			Second	Equity Lines			Installment
	1-4 Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Agricultural	and Other	Total

Credit Risk Profile by Internally Assigned Grade

December 31, 2011

Pass	$326,406	9,245	386,765	149,451	31,251	13,158	38,803	49,385	2,534	51,010	1,058,008
Special mention	9,537	53	7,963	459	76	517	316	37	—	157	19,115
Substandard	8,086	493	16,109	16,550	4,364	1,036	188	1,008	22	310	48,166
Doubtful	—	—	—	—	—	—	—	—	—	—	—

Total	$344,029	9,791	410,837	166,460	35,691	14,711	39,307	50,430	2,556	51,477	1,125,289

December 31, 2010

Pass	$333,971	8,226	324,880	160,457	36,333	13,838	35,834	56,053	2,852	61,005	1,033,449
Special mention	9,567	—	5,873	726	340	588	276	50	155	166	17,741
Substandard	7,699	485	16,628	15,659	1,696	947	751	1,146	10	404	45,425
Doubtful	—	—	—	—	—	—	—	—	—	—	—

Total	$351,237	8,711	347,381	176,842	38,369	15,373	36,861	57,249	3,017	61,575	1,096,615

Age Analysis of Past Due Loans

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	In Thousands
							Recorded
							Investment
	30-59	60-89	Greater				Greater Than
	Days	Days	Than	Total		Total	90 Days and
	Past Due	Past Due	90 Days	Past Due	Current	Loans	Accruing

December 31, 2011

Residential 1-4 family	$4,003	1,029	3,566	8,598	335,431	344,029	1,310
Multifamily	53	—	—	53	9,738	9,791	—
Commercial real estate	548	1,803	8,990	11,341	399,496	410,837	3,995
Construction	329	—	14,473	14,802	151,658	166,460	95
Farmland	46	—	2,695	2,741	32,950	35,691	—
Second mortgages	49	50	640	739	13,972	14,711	34
Equity lines of credit	36	64	—	100	39,207	39,307	—
Commercial	64	44	148	256	50,174	50,430	113
Agricultural, installment and other	327	172	123	622	53,411	54,033	123

Total	$5,455	3,162	30,635	39,252	1,086,037	1,125,289	5,670

	In Thousands
							Recorded
							Investment
	30-59	60-89	Greater				Greater Than
	Days	Days	Than	Total		Total	90 Days and
	Past Due	Past Due	90 Days	Past Due	Current	Loans	Accruing

December 31, 2010

Residential 1-4 family	$5,714	1,080	5,141	11,935	339,302	351,237	1,530
Multifamily	53	—	79	132	8,579	8,711	79
Commercial real estate	558	200	7,673	8,431	338,950	347,381	208
Construction	1,830	160	8,028	10,018	166,824	176,842	178
Farmland	1,572	188	1,651	3,411	34,958	38,369	343
Second mortgages	215	48	890	1,153	14,220	15,373	120
Equity lines of credit	73	—	667	740	36,121	36,861	—
Commercial	330	2	492	824	56,425	57,249	2
Agricultural, installment and other	872	159	108	1,139	63,453	64,592	108

Total	$11,217	1,837	24,729	37,783	1,058,832	1,096,615	2,568

Transactions in the allowance for loan losses for the years ended December 31, 2011 and 2010 are summarized as follows:

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	In Thousands
	Residential		Commercial			Second	Equity Lines			Installment
	1-4 Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Agricultural	and Other	Total

December 31, 2011

Allowance for loan losses:

Beginning balance	$5,140	46	7,285	5,558	988	276	767	1,163	67	887	22,177
Provision	2,311	8	2,228	2,279	1,137	311	18	640	(47)	(207)	8,678
Charge-offs	(2,108)	—	(1,283)	(1,681)	(296)	(268)	(148)	(516)	(1)	(461)	(6,762)
Recoveries	71	—	12	67	—	7	16	22	—	237	432

Ending balance	$5,414	54	8,242	6,223	1,829	326	653	1,309	19	456	24,525

Ending balance individually evaluated for impairment	$1,053	—	3,744	2,228	1,193	41	15	754	—	—	9,028

Ending balance collectively evaluated for impairment	$4,361	54	4,498	3,995	636	285	638	555	19	456	15,497

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—	—

Loans:

Ending balance	$344,029	9,791	410,837	166,460	35,691	14,711	39,307	50,430	2,556	51,477	1,125,289

Ending balance individually evaluated for impairment	$11,573	412	23,682	16,633	4,261	922	170	849	—	—	58,502

Ending balance collectively evaluated for impairment	$332,456	9,379	387,155	149,827	31,430	13,789	39,137	49,581	2,556	51,477	1,066,787

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—	—

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	In Thousands
	Residential		Commercial			Second	Equity Lines			Installment
	1-4 Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Agricultural	and Other	Total

December 31, 2010

Allowance for loan losses:

Beginning balance	$4,268	25	4,499	3,412	151	521	788	1,625	38	1,320	16,647
Provision	3,031	21	3,920	5,907	1,574	(65)	642	(320)	29	95	14,834
Charge-offs	(2,193)	—	(1,134)	(3,791)	(737)	(186)	(663)	(253)	—	(719)	(9,676)
Recoveries	34	—	—	30	—	6	—	111	—	191	372

Ending balance	$5,140	46	7,285	5,558	988	276	767	1,163	67	887	22,177

Ending balance individually evaluated for impairment	$1,275	—	3,816	1,782	231	15	159	670	25	—	7,973

Ending balance collectively evaluated for impairment	$3,865	46	3,469	3,776	757	261	608	493	42	887	14,204

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—	—

Loans:

Ending balance	$351,237	8,711	347,381	176,842	38,369	15,373	36,861	57,249	3,017	61,575	1,096,615

Ending balance individually evaluated for impairment	$11,629	406	22,446	19,068	1,866	870	869	1,114	155	—	58,423

Ending balance collectively evaluated for impairment	$339,608	8,305	324,935	157,774	36,503	14,503	35,992	56,135	2,862	61,575	1,038,192

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—	—

The following table outlines the amount of each troubled debt restructuring categorized by loan classification as of December 31, 2011 and 2010 (dollars in thousands):

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	December 31, 2011			December 31, 2010
			Post			Post
			Modification			Modification
		Pre	Outstanding		Pre	Outstanding
		Modification	Recorded		Modification	Recorded
		Outstanding	Investment,		Outstanding	Investment,
	Number	Recorded	Net of Related	Number of	Recorded	Net of Related
	of Contracts	Investment	Allowance	Contracts	Investment	Allowance

Residential 1-4 family	1	$3,938	$3,088	—	—	—
Multifamily	—	—	—	—	—	—
Commercial real estate	—	—	—	—	—	—
Construction	—	—	—	—	—	—
Farmland	—	—	—	—	—	—
Second mortgages	—	—	—	—	—	—
Equity lines of credit	—	—	—	—	—	—
Commercial	1	245	95	—	—	—
Agricultural, installment and other	—	—	—	—	—	—

Total	2	$4,183	$3,183	—	—	—

The Company has not had any troubled debt restructurings that subsequently defaulted. A default is defined as an occurrence which violates the terms of the receivable’s contract.

The Company’s principal customers are primarily in the Middle Tennessee area with a concentration in Wilson County, Tennessee. Credit is extended to businesses and individuals and is evidenced by promissory notes. The terms and conditions of the loans including collateral vary depending upon the purpose of the credit and the borrower’s financial condition.

In 2011, 2010 and 2009, the Company originated loans in the secondary market of $111,040,000, $108,038,000 and $153,978,000, respectively. The fees and gain on sale of these loans totaled $2,069,000, $2,275,000 and $2,554,000 in 2011, 2010 and 2009, respectively.

Of the loans sold in the secondary market, the recourse to Wilson Bank is limited. On loans sold to the Federal Home Loan Mortgage Corporation, Wilson Bank has a recourse obligation for one year from the purchase date. At December 31, 2011, there were no loans sold to the Federal Home Loan Mortgage Corporation with existing recourse. All other loans sold in the secondary market provide the purchaser recourse to Wilson Bank for a period of 90 days up to one year from the date of purchase and only in the event of a default by the borrower pursuant to the terms of the individual loan agreement. At December 31, 2011 and 2010, total loans sold with recourse to Wilson Bank, including those sold to the Federal Home Loan Mortgage Corporation, aggregated $97,144,000 and $107,495,000, respectively. At December 31, 2011, Wilson Bank had not been required to repurchase any of the loans originated by Wilson Bank and sold in the secondary market. Management expects no material to result from these recourse provisions.